Concentration of Risks - Summary of External Customers with 10% or More of Group's Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue, Major Customer [Line Items]
Revenue	¥ 117,426	$ 16,539	¥ 44,317	¥ 56,807
Cost of Revenue	42,115	5,932	15,098	20,777
Supplier A [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue	4,681	659	3,056
Supplier B [Member]
Revenue, Major Customer [Line Items]
Cost of Revenue	3,647	514
Customer A [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue				19,646
Customer B [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue				¥ 7,080
Customer C [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue			9,217
Customer D [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue			5,611
Customer E [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue			¥ 4,630
Customer F [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	28,673	4,038
Customer G [Member] | Customer Concentration Risk [Member] | Sales revenue product line [Member]
Revenue, Major Customer [Line Items]
Revenue	¥ 11,752	$ 1,655